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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/12
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Poma Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Peter Neumeier          Carmel, California      11/14/12
   -------------------------------   ------------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Poma Investment Counsel LLC
       ---------------          ------------------------------------

    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 33
                                        --------------------

Form 13F Information Table Value Total: $236,837
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

              28-4792                   Neumeier Poma Investment Counsel LLC
    ------       -----------------      ------------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COL. 6   COLUMN 7       COLUMN 8
---------------------------- -------------- --------- --------- ------------------ -------- --------- -------------------
                                                                                            OTHER       VOTING AUTHORITY
                                                        VALUE    SHARES/  SH/ PUT/ INVSTMT  MANAGERS  -------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN  NONE       SOLE  SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
Acacia Research                    COM      003881307      8407    306700            306700           241300  65400
Allied Nevada Gold Corp.           COM      019344100      6906    176800            176800           111400  65400
Bank Of The Ozarks                 COM      063904106     13257    384600            384600           300800  83800
Cascade Industries Inc.            COM      147195101       859     15700             15700            11950   3750
Chart Industries Inc.              COM      16115Q308      4433     60030             60030            45830  14200
Coherent Inc.                      COM      192479103      3411     74375             74375            57425  16950
Dresser-Rand Group Inc.            COM      261608103      7086    128575            128575            92575  36000
EBIX Inc.                          COM      278715206      7879    333700            333700           254200  79500
Enersys                            COM      29275Y102      8384    237575            237575           179825  57750
FEI Company                        COM      30241L109      8389    156800            156800           121200  35600
First Financial Bancorp            COM      320209109      8472    501000            501000           377000 124000
Haemonetics Corporation            COM      405024100      5826     72650             72650            55450  17200
Herbalife Ltd.                     COM      G4412G101      8338    175900            175900           135200  40700
Innophos Holdings Inc.             COM      45774N108      2680     55275             55275            42175  13100
Innospec Inc.                      COM      45768S105       509     15000             15000             9500   5500
IPG Photonics Corp.                COM      44980X109      7267    126825            126825            97225  29600
Jack Henry & Associates Inc.       COM      426281101     11560    305425            305425           235625  69800
Maximus Inc.                       COM      577933104      7864    131675            131675            98475  33200
Oriental Financial Group           COM      68618W100     10121    962094            962094           735094 227000
Pier 1 Imports, Inc.               COM      720279108      8426    449625            449625           343925 105700
Questcor Pharmaceuticals           COM      74835Y101      1078     58350             58350            45225  13125
Sirona Dental Systems Inc.         COM      82966C103     10003    175625            175625           134225  41400
Snap-On Incorporated               COM      833034101     10823    150600            150600           115650  34950
Stantec Inc.                       COM      85472N109     10004    294400            294400           217200  77200
Steelcase Inc.                     COM      858155203      3852    391100            391100           283850 107250
Steven Madden, Ltd.                COM      556269108     12096    276675            276675           218875  57800

                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COL. 6   COLUMN 7       COLUMN 8
---------------------------- -------------- --------- --------- ------------------ -------- --------- -------------------
                                                                                            OTHER       VOTING AUTHORITY
                                                        VALUE    SHARES/  SH/ PUT/ INVSTMT  MANAGERS  -------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN  NONE       SOLE  SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
Thor Industries Inc.               COM      885160101      3365     92650             92650            70850  21800
Tupperware Brands Corp.            COM      899896104      9266    172900            172900           133500  39400
Ultratech Inc.                     COM      904034105      7792    248300            248300           187300  61000
UMB Financial Corp.                COM      902788108     11251    231125            231125           175025  56100
Veeco Instruments Inc.             COM      922417100      1200     40000             40000            25200  14800
Wabtec Corporation                 COM      929740108      9643    120100            120100            91850  28250
SPDR Gold Trust                    ETF      78463V107      6390     37175             37175            37000    175